Cover	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Entity File Number	001-39727
Entity Registrant Name	Science 37 Holdings, Inc.
Entity Central Index Key	0001819113
Entity Tax Identification Number	84-4278203
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Corporate Pointe
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Culver City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90230
City Area Code	984
Local Phone Number	377-3737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SNCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false